Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balance	¥ 34,368	¥ 36,647	¥ 73,213
Change in unrecognized tax benefits
Increase/Decrease in tax positions	(4,744)	(2,279)	(36,566)
Ending balance	¥ 29,624	¥ 34,368	¥ 36,647